PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Schedule of Sensitivity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in Property Plant And Equipment [Line Items]
Change in fair value	$ (12)	$ 2,878
25 bps increase in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(1,520)	(1,390)
25 bps increase in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(410)	(390)
25 bps decrease in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	1,490	1,630
25 bps decrease in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	460	430
5% increase in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	1,410	1,540
5% decrease in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(1,410)	(1,540)
North America | 25 bps increase in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(790)	(890)
North America | 25 bps increase in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(260)	(270)
North America | 25 bps decrease in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	870	980
North America | 25 bps decrease in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	290	300
North America | 5% increase in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	580	890
North America | 5% decrease in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(580)	(890)
Colombia | 25 bps increase in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(630)	(400)
Colombia | 25 bps increase in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(150)	(120)
Colombia | 25 bps decrease in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	520	550
Colombia | 25 bps decrease in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	170	130
Colombia | 5% increase in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	720	560
Colombia | 5% decrease in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(720)	(560)
Brazil | 25 bps increase in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(80)	(80)
Brazil | 25 bps increase in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	0	0
Brazil | 25 bps decrease in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	80	80
Brazil | 25 bps decrease in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	0	0
Brazil | 5% increase in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	110	90
Brazil | 5% decrease in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(110)	(90)
Europe | 25 bps increase in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	(20)	(20)
Europe | 25 bps increase in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	0	0
Europe | 25 bps decrease in discount rates | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	20	20
Europe | 25 bps decrease in discount rates | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value	0	0
Europe | 5% increase in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	0	0
Europe | 5% decrease in future energy prices | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value	$ 0	$ 0